FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA V

Years Ended December 31, 2023 and 2022

Transamerica Life Insurance Company

Separate Account VA V

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA V

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA V indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA V as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares	TA Aegon Core Bond Service Class
Fidelity® VIP Index 500 Service Class 2	TA Aegon High Yield Bond Service Class
Franklin Allocation Class 4 Shares	TA Aegon Sustainable Equity Income Service Class
ProFund Access VP High Yield	TA Aegon U.S. Government Securities Service Class
ProFund VP Asia 30	TA BlackRock Government Money Market Service Class
ProFund VP Bull	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
ProFund VP Communication Services	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
ProFund VP Consumer Discretionary	TA BlackRock iShares Edge 40 Service Class
ProFund VP Emerging Markets	TA BlackRock Real Estate Securities Service Class
ProFund VP Energy	TA BlackRock Tactical Allocation Service Class
ProFund VP Europe 30	TA Goldman Sachs Managed Risk - Balanced ETF Service Class
ProFund VP Falling U.S. Dollar	TA Goldman Sachs Managed Risk - Conservative ETF Service Class
ProFund VP Financials	TA Goldman Sachs Managed Risk - Growth ETF Service Class
ProFund VP Government Money Market	TA International Focus Service Class
ProFund VP International	TA Janus Balanced Service Class
ProFund VP Japan	TA Janus Mid-Cap Growth Service Class
ProFund VP Materials	TA JPMorgan Asset Allocation - Conservative Service Class
ProFund VP Mid-Cap	TA JPMorgan Asset Allocation - Growth Service Class
ProFund VP NASDAQ-100	TA JPMorgan Asset Allocation - Moderate Service Class
ProFund VP Pharmaceuticals	TA JPMorgan Asset Allocation - Moderate Growth Service Class
ProFund VP Precious Metals	TA JPMorgan Enhanced Index Service Class
ProFund VP Short Emerging Markets	TA JPMorgan International Moderate Growth Service Class
ProFund VP Short International	TA JPMorgan Tactical Allocation Service Class

ProFund VP Short NASDAQ-100	TA Multi-Managed Balanced Service Class
ProFund VP Short Small-Cap	TA PIMCO Tactical - Balanced Service Class
ProFund VP Small-Cap	TA PIMCO Tactical - Conservative Service Class
ProFund VP Small-Cap Value	TA PIMCO Tactical - Growth Service Class
ProFund VP U.S. Government Plus	TA Small/Mid Cap Value Service Class
ProFund VP UltraSmall-Cap	TA T. Rowe Price Small Cap Service Class
ProFund VP Utilities	TA WMC US Growth Service Class
TA Aegon Bond Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA V based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA V in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA V since 2014.

Transamerica Life Insurance Company

Separate Account VA V

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	5,565.779	$56,894	$48,033	$(2)	$48,031	21,219	$2.141578	$12.909795
Fidelity® VIP Index 500 Service Class 2	1,670.060	342,291	760,345	94	760,439	179,508	3.981031	21.278231
Franklin Allocation Class 4 Shares	39,881.134	193,642	203,394	18	203,412	84,221	2.324950	12.968226
ProFund Access VP High Yield	310.884	8,646	7,694	(5)	7,689	4,383	1.711687	10.874771
ProFund VP Asia 30	25.685	1,130	911	(12)	899	1,092	0.778207	10.676187
ProFund VP Bull	4,035.167	184,705	203,897	10	203,907	84,423	2.348794	19.008324
ProFund VP Communication Services	97.703	3,315	3,726	(3)	3,723	3,144	1.156163	10.909396
ProFund VP Consumer Discretionary	3,332.823	243,803	219,966	(5)	219,961	68,894	3.116868	17.167369
ProFund VP Emerging Markets	408.941	10,090	11,569	1	11,570	14,696	0.759329	12.588512
ProFund VP Energy	904.057	34,377	38,142	(10)	38,132	36,492	1.000981	11.765533
ProFund VP Europe 30	30.706	769	795	(1)	794	766	0.980158	13.390964
ProFund VP Falling U.S. Dollar	211.361	4,127	3,295	1	3,296	6,680	0.474794	8.285643
ProFund VP Financials	302.947	11,586	13,914	(4)	13,910	10,779	1.259219	15.320137
ProFund VP Government Money Market	281,525.696	281,526	281,526	(6)	281,520	336,367	0.810107	9.770971
ProFund VP International	325.130	6,766	6,691	3	6,694	7,944	0.790137	12.151798
ProFund VP Japan	-	-	-	-	-	-	1.237337	16.304835
ProFund VP Materials	405.536	23,176	34,665	22	34,687	19,590	1.686067	15.954140
ProFund VP Mid-Cap	658.609	10,467	11,005	(3)	11,002	4,988	2.079119	14.373897
ProFund VP NASDAQ-100	602.097	27,373	34,843	(19)	34,824	6,010	5.474370	28.869466
ProFund VP Pharmaceuticals	0.349	13	12	(12)	-	-	1.892135	11.807182
ProFund VP Precious Metals	201.276	3,827	5,112	(10)	5,102	9,784	0.505901	11.952162
ProFund VP Short Emerging Markets	-	-	-	-	-	-	0.134000	4.265531
ProFund VP Short International	-	-	-	-	-	-	0.197522	5.129137
ProFund VP Short NASDAQ-100	2.268	46	28	(1)	27	776	0.033191	1.901842
ProFund VP Short Small-Cap	-	-	-	-	-	-	0.074519	4.069409
ProFund VP Small-Cap	66.436	2,555	2,279	(3)	2,276	1,284	1.681386	12.874738
ProFund VP Small-Cap Value	479.155	19,416	20,584	(11)	20,573	9,826	1.975400	13.245723
ProFund VP U.S. Government Plus	1,268.738	36,849	16,138	3	16,141	14,615	1.078103	7.312503
ProFund VP UltraSmall-Cap	-	-	-	-	-	-	1.555452	11.694522
ProFund VP Utilities	277.751	10,834	10,396	(20)	10,376	5,885	1.689685	13.156079
TA Aegon Bond Service Class	59,112.974	634,748	566,893	12	566,905	414,995	1.244159	9.855785
TA Aegon Core Bond Service Class	36,605.827	508,153	435,609	1	435,610	319,935	1.271626	9.980381
TA Aegon High Yield Bond Service Class	6,970.379	53,505	48,723	2	48,725	23,471	1.976410	11.827481
TA Aegon Sustainable Equity Income Service Class	23,940.068	434,649	438,343	4	438,347	184,009	2.015154	12.036481
TA Aegon U.S. Government Securities Service Class	89,517.118	878,312	847,727	9	847,736	728,398	1.085597	9.504726
TA BlackRock Government Money Market Service Class	661,948.280	661,948	661,948	(76)	661,872	706,272	0.884155	10.007152
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	109.439	1,172	981	2	983	777	1.213674	11.531532
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	4,682.000	51,249	48,178	-	48,178	35,872	1.286758	11.561147
TA BlackRock iShares Edge 40 Service Class	12,115.865	108,707	103,833	1	103,834	65,351	1.517828	11.859310
TA BlackRock Real Estate Securities Service Class	7,413.011	87,301	77,466	(2)	77,464	34,950	1.689461	11.413924

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA V

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock Tactical Allocation Service Class	878.449	$12,412	$11,806	$11	$11,817	8,480	$1.344334	$13.346246
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	14,697.620	165,363	167,259	(1)	167,258	111,870	1.445686	12.582948
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	609.550	7,304	6,864	-	6,864	4,868	1.371336	11.506106
TA Goldman Sachs Managed Risk - Growth ETF Service Class	57,652.707	580,564	597,282	(16)	597,266	344,472	1.644698	14.204528
TA International Focus Service Class	15,239.004	118,973	128,922	4	128,926	91,789	1.353273	14.398852
TA Janus Balanced Service Class	20,153.474	350,786	320,843	-	320,843	164,362	1.893668	16.271295
TA Janus Mid-Cap Growth Service Class	4,156.143	128,228	115,416	17	115,433	29,311	3.786156	21.025725
TA JPMorgan Asset Allocation - Conservative Service Class	401,781.437	3,893,433	3,411,124	(12)	3,411,112	2,054,269	1.524008	11.802322
TA JPMorgan Asset Allocation - Growth Service Class	269,332.458	3,094,838	2,744,498	(41)	2,744,457	973,277	2.510678	17.359830
TA JPMorgan Asset Allocation - Moderate Service Class	1,111,309.738	12,232,626	11,179,776	(133)	11,179,643	5,398,991	1.795572	12.926657
TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,898,224.196	21,308,805	18,716,491	162	18,716,653	8,208,217	2.072358	14.465754
TA JPMorgan Enhanced Index Service Class	5,776.700	128,665	137,254	(14)	137,240	32,793	3.944529	21.592186
TA JPMorgan International Moderate Growth Service Class	243,915.367	2,264,865	2,207,434	(24)	2,207,410	1,700,234	1.203972	12.806830
TA JPMorgan Tactical Allocation Service Class	4,594.608	65,254	60,557	10	60,567	42,787	1.232200	11.601612
TA Multi-Managed Balanced Service Class	261,781.488	3,906,924	3,900,544	23	3,900,567	1,179,377	2.995219	16.125259
TA PIMCO Tactical - Balanced Service Class	1,037.356	12,063	9,917	-	9,917	7,936	1.182797	11.710948
TA PIMCO Tactical - Conservative Service Class	0.208	2	2	(2)	-	-	1.098996	11.394947
TA PIMCO Tactical - Growth Service Class	1,754.111	19,135	16,839	-	16,839	13,052	1.259186	13.032405
TA Small/Mid Cap Value Service Class	31,411.938	586,736	570,127	(21)	570,106	116,539	4.368425	15.563427
TA T. Rowe Price Small Cap Service Class	58,747.214	687,609	575,723	(13)	575,710	130,540	4.359114	17.226411
TA WMC US Growth Service Class	46,164.932	1,387,456	1,569,608	19	1,569,627	324,643	4.542557	25.939440

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA V

Statements of Assets and Liabilities

December 31, 2023

Subaccount		Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period		Total Net Assets
AB Balanced Hedged Allocation Class B Shares	$	48,031	$-	$	48,031
Fidelity® VIP Index 500 Service Class 2		760,439	-		760,439
Franklin Allocation Class 4 Shares		203,412	-		203,412
ProFund Access VP High Yield		7,689	-		7,689
ProFund VP Asia 30		899	-		899
ProFund VP Bull		203,907	-		203,907
ProFund VP Communication Services		3,723	-		3,723
ProFund VP Consumer Discretionary		219,961	-		219,961
ProFund VP Emerging Markets		11,570	-		11,570
ProFund VP Energy		38,132	-		38,132
ProFund VP Europe 30		794	-		794
ProFund VP Falling U.S. Dollar		3,296	-		3,296
ProFund VP Financials		13,910	-		13,910
ProFund VP Government Money Market		281,520	-		281,520
ProFund VP International		6,694	-		6,694
ProFund VP Japan		-	-		-
ProFund VP Materials		34,687	-		34,687
ProFund VP Mid-Cap		11,002	-		11,002
ProFund VP NASDAQ-100		34,824	-		34,824
ProFund VP Pharmaceuticals		-	-		-
ProFund VP Precious Metals		5,102	-		5,102
ProFund VP Short Emerging Markets		-	-		-
ProFund VP Short International		-	-		-
ProFund VP Short NASDAQ-100		27	-		27
ProFund VP Short Small-Cap		-	-		-
ProFund VP Small-Cap		2,276	-		2,276
ProFund VP Small-Cap Value		20,573	-		20,573
ProFund VP U.S. Government Plus		16,141	-		16,141
ProFund VP UltraSmall-Cap		-	-		-
ProFund VP Utilities		10,376	-		10,376
TA Aegon Bond Service Class		566,905	-		566,905
TA Aegon Core Bond Service Class		435,610	-		435,610
TA Aegon High Yield Bond Service Class		48,725	-		48,725
TA Aegon Sustainable Equity Income Service Class		438,347	-		438,347
TA Aegon U.S. Government Securities Service Class		847,736	-		847,736
TA BlackRock Government Money Market Service Class		661,872	-		661,872
TA BlackRock iShares Active Asset Allocation - Conservative Service Class		983	-		983
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class		48,178	-		48,178
TA BlackRock iShares Edge 40 Service Class		103,834	-		103,834
TA BlackRock Real Estate Securities Service Class		77,464	-		77,464
TA BlackRock Tactical Allocation Service Class		11,817	-		11,817

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA V

Statements of Assets and Liabilities

December 31, 2023

Subaccount		Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period		Total Net Assets
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	$	167,258	$-	$	167,258
TA Goldman Sachs Managed Risk - Conservative ETF Service Class		6,864	-		6,864
TA Goldman Sachs Managed Risk - Growth ETF Service Class		597,266	-		597,266
TA International Focus Service Class		128,926	-		128,926
TA Janus Balanced Service Class		320,843	-		320,843
TA Janus Mid-Cap Growth Service Class		115,433	-		115,433
TA JPMorgan Asset Allocation - Conservative Service Class		3,411,112	-		3,411,112
TA JPMorgan Asset Allocation - Growth Service Class		2,744,457	-		2,744,457
TA JPMorgan Asset Allocation - Moderate Service Class		10,311,101	868,542		11,179,643
TA JPMorgan Asset Allocation - Moderate Growth Service Class		18,644,905	71,748		18,716,653
TA JPMorgan Enhanced Index Service Class		137,240	-		137,240
TA JPMorgan International Moderate Growth Service Class		2,146,135	61,275		2,207,410
TA JPMorgan Tactical Allocation Service Class		60,567	-		60,567
TA Multi-Managed Balanced Service Class		3,868,495	32,072		3,900,567
TA PIMCO Tactical - Balanced Service Class		9,917	-		9,917
TA PIMCO Tactical - Conservative Service Class		-	-		-
TA PIMCO Tactical - Growth Service Class		16,839	-		16,839
TA Small/Mid Cap Value Service Class		570,106	-		570,106
TA T. Rowe Price Small Cap Service Class		575,710	-		575,710
TA WMC US Growth Service Class		1,569,627	-		1,569,627

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Balanced Hedged Allocation Class B Shares Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	ProFund Access VP High Yield Subaccount

Net Assets as of December 31, 2021:	$58,443	$982,990	$584,091	$9,758

Investment Income:
Reinvested Dividends	1,519	9,430	6,997	265
Investment Expense:
Mortality and Expense Risk and Administrative Charges	822	13,107	7,378	142

Net Investment Income (Loss)	697	(3,677)	(381)	123

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,950	6,175	44,099	-
Realized Gain (Loss) on Investments	(406)	22,395	(146,563)	(166)

Net Realized Capital Gains (Losses) on Investments	4,544	28,570	(102,464)	(166)
Net Change in Unrealized Appreciation (Depreciation)	(16,915)	(210,819)	(7,163)	(873)

Net Gain (Loss) on Investment	(12,371)	(182,249)	(109,627)	(1,039)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,674)	(185,926)	(110,008)	(916)

Increase (Decrease) in Net Assets from Contract Transactions	(1,483)	(75,511)	(277,570)	(861)

Total Increase (Decrease) in Net Assets	(13,157)	(261,437)	(387,578)	(1,777)

Net Assets as of December 31, 2022:	$45,286	$721,553	$196,513	$7,981

Investment Income:
Reinvested Dividends	408	8,992	2,627	390
Investment Expense:
Mortality and Expense Risk and Administrative Charges	751	12,460	3,445	129

Net Investment Income (Loss)	(343)	(3,468)	(818)	261

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,336	7,343	3,261	-
Realized Gain (Loss) on Investments	(1,144)	90,932	(714)	(193)

Net Realized Capital Gains (Losses) on Investments	1,192	98,275	2,547	(193)
Net Change in Unrealized Appreciation (Depreciation)	3,909	64,520	22,035	569

Net Gain (Loss) on Investment	5,101	162,795	24,582	376

Net Increase (Decrease) in Net Assets Resulting from Operations	4,758	159,327	23,764	637

Increase (Decrease) in Net Assets from Contract Transactions	(2,013)	(120,441)	(16,865)	(929)

Total Increase (Decrease) in Net Assets	2,745	38,886	6,899	(292)

Net Assets as of December 31, 2023:	$48,031	$760,439	$203,412	$7,689

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Asia 30 Subaccount	ProFund VP Bull Subaccount	ProFund VP Communication Services Subaccount	ProFund VP Consumer Discretionary Subaccount

Net Assets as of December 31, 2021:	$15,252	$223,843	$11,015	$294,907

Investment Income:
Reinvested Dividends	10	-	93	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	51	3,131	94	3,733

Net Investment Income (Loss)	(41)	(3,131)	(1)	(3,733)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	246	25,460	-	2,348
Realized Gain (Loss) on Investments	(8,684)	2,142	265	(2,240)

Net Realized Capital Gains (Losses) on Investments	(8,438)	27,602	265	108
Net Change in Unrealized Appreciation (Depreciation)	5,907	(71,347)	(1,959)	(91,152)

Net Gain (Loss) on Investment	(2,531)	(43,745)	(1,694)	(91,044)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,572)	(46,876)	(1,695)	(94,777)

Increase (Decrease) in Net Assets from Contract Transactions	(6,299)	(3,627)	(4,846)	(21,853)

Total Increase (Decrease) in Net Assets	(8,871)	(50,503)	(6,541)	(116,630)

Net Assets as of December 31, 2022:	$6,381	$173,340	$4,474	$178,277

Investment Income:
Reinvested Dividends	1	-	48	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44	3,126	76	3,413

Net Investment Income (Loss)	(43)	(3,126)	(28)	(3,413)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	53	32,544	-	10,242
Realized Gain (Loss) on Investments	(210)	2,145	(131)	(220)

Net Realized Capital Gains (Losses) on Investments	(157)	34,689	(131)	10,022
Net Change in Unrealized Appreciation (Depreciation)	346	5,529	1,359	45,179

Net Gain (Loss) on Investment	189	40,218	1,228	55,201

Net Increase (Decrease) in Net Assets Resulting from Operations	146	37,092	1,200	51,788

Increase (Decrease) in Net Assets from Contract Transactions	(5,628)	(6,525)	(1,951)	(10,104)

Total Increase (Decrease) in Net Assets	(5,482)	30,567	(751)	41,684

Net Assets as of December 31, 2023:	$899	$203,907	$3,723	$219,961

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Emerging Markets Subaccount	ProFund VP Energy Subaccount	ProFund VP Europe 30 Subaccount	ProFund VP Falling U.S. Dollar Subaccount

Net Assets as of December 31, 2021:	$31,703	$41,533	$12,987	$4,197

Investment Income:
Reinvested Dividends	93	605	47	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	256	923	57	60

Net Investment Income (Loss)	(163)	(318)	(10)	(60)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	137	-
Realized Gain (Loss) on Investments	(3,393)	(128)	(289)	(74)

Net Realized Capital Gains (Losses) on Investments	(3,393)	(128)	(152)	(74)
Net Change in Unrealized Appreciation (Depreciation)	53	24,066	(527)	(292)

Net Gain (Loss) on Investment	(3,340)	23,938	(679)	(366)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,503)	23,620	(689)	(426)

Increase (Decrease) in Net Assets from Contract Transactions	(9,786)	(957)	(11,121)	(110)

Total Increase (Decrease) in Net Assets	(13,289)	22,663	(11,810)	(536)

Net Assets as of December 31, 2022:	$18,414	$64,196	$1,177	$3,661

Investment Income:
Reinvested Dividends	234	908	26	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	213	725	56	55

Net Investment Income (Loss)	21	183	(30)	(55)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	680	(3,098)	155	(230)

Net Realized Capital Gains (Losses) on Investments	680	(3,098)	155	(230)
Net Change in Unrealized Appreciation (Depreciation)	1,404	883	95	337

Net Gain (Loss) on Investment	2,084	(2,215)	250	107

Net Increase (Decrease) in Net Assets Resulting from Operations	2,105	(2,032)	220	52

Increase (Decrease) in Net Assets from Contract Transactions	(8,949)	(24,032)	(603)	(417)

Total Increase (Decrease) in Net Assets	(6,844)	(26,064)	(383)	(365)

Net Assets as of December 31, 2023:	$11,570	$38,132	$794	$3,296

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Financials Subaccount	ProFund VP Government Money Market Subaccount	ProFund VP International Subaccount	ProFund VP Japan Subaccount

Net Assets as of December 31, 2021:	$46,001	$217,768	$12,098	$-

Investment Income:
Reinvested Dividends	16	2,606	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	393	3,781	137	27

Net Investment Income (Loss)	(377)	(1,175)	(137)	(27)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	207	-	430	129
Realized Gain (Loss) on Investments	(420)	-	(624)	(188)

Net Realized Capital Gains (Losses) on Investments	(213)	-	(194)	(59)
Net Change in Unrealized Appreciation (Depreciation)	(4,063)	-	(1,914)	(513)

Net Gain (Loss) on Investment	(4,276)	-	(2,108)	(572)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,653)	(1,175)	(2,245)	(599)

Increase (Decrease) in Net Assets from Contract Transactions	(25,866)	65,430	8,225	10,959

Total Increase (Decrease) in Net Assets	(30,519)	64,255	5,980	10,360

Net Assets as of December 31, 2022:	$15,482	$282,023	$18,078	$10,360

Investment Income:
Reinvested Dividends	73	11,421	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	251	4,582	170	53

Net Investment Income (Loss)	(178)	6,839	(170)	(53)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	662	-	-	-
Realized Gain (Loss) on Investments	492	-	262	898

Net Realized Capital Gains (Losses) on Investments	1,154	-	262	898
Net Change in Unrealized Appreciation (Depreciation)	618	-	1,373	513

Net Gain (Loss) on Investment	1,772	-	1,635	1,411

Net Increase (Decrease) in Net Assets Resulting from Operations	1,594	6,839	1,465	1,358

Increase (Decrease) in Net Assets from Contract Transactions	(3,166)	(7,342)	(12,849)	(11,718)

Total Increase (Decrease) in Net Assets	(1,572)	(503)	(11,384)	(10,360)

Net Assets as of December 31, 2023:	$13,910	$281,520	$6,694	$-

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Materials Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Pharmaceuticals Subaccount

Net Assets as of December 31, 2021:	$71,909	$76,814	$109,655	$1,990

Investment Income:
Reinvested Dividends	117	-	-	1
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,073	297	529	31

Net Investment Income (Loss)	(956)	(297)	(529)	(30)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	588	3,409	6,878	107
Realized Gain (Loss) on Investments	1,138	(5,388)	(4,706)	4

Net Realized Capital Gains (Losses) on Investments	1,726	(1,979)	2,172	111
Net Change in Unrealized Appreciation (Depreciation)	(8,335)	(5,568)	(23,707)	(234)

Net Gain (Loss) on Investment	(6,609)	(7,547)	(21,535)	(123)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,565)	(7,844)	(22,064)	(153)

Increase (Decrease) in Net Assets from Contract Transactions	368	(59,257)	(61,487)	(3)

Total Increase (Decrease) in Net Assets	(7,197)	(67,101)	(83,551)	(156)

Net Assets as of December 31, 2022:	$64,712	$9,713	$26,104	$1,834

Investment Income:
Reinvested Dividends	155	-	-	9
Investment Expense:
Mortality and Expense Risk and Administrative Charges	681	122	500	21

Net Investment Income (Loss)	(526)	(122)	(500)	(12)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	198	34
Realized Gain (Loss) on Investments	9,554	(422)	(6,875)	42

Net Realized Capital Gains (Losses) on Investments	9,554	(422)	(6,677)	76
Net Change in Unrealized Appreciation (Depreciation)	(3,772)	1,173	19,640	(124)

Net Gain (Loss) on Investment	5,782	751	12,963	(48)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,256	629	12,463	(60)

Increase (Decrease) in Net Assets from Contract Transactions	(35,281)	660	(3,743)	(1,774)

Total Increase (Decrease) in Net Assets	(30,025)	1,289	8,720	(1,834)

Net Assets as of December 31, 2023:	$34,687	$11,002	$34,824	$-

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Precious Metals Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ-100 Subaccount

Net Assets as of December 31, 2021:	$6,258	$-	$-	$31

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	93	-	-	-

Net Investment Income (Loss)	(93)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	181	-	-	-

Net Realized Capital Gains (Losses) on Investments	181	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(821)	-	-	11

Net Gain (Loss) on Investment	(640)	-	-	11

Net Increase (Decrease) in Net Assets Resulting from Operations	(733)	-	-	11

Increase (Decrease) in Net Assets from Contract Transactions	(374)	-	-	(1)

Total Increase (Decrease) in Net Assets	(1,107)	-	-	10

Net Assets as of December 31, 2022:	$5,151	$-	$-	$41

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	85	-	-	-

Net Investment Income (Loss)	(85)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	34	-	-	-

Net Realized Capital Gains (Losses) on Investments	34	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	43	-	-	(13)

Net Gain (Loss) on Investment	77	-	-	(13)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8)	-	-	(13)

Increase (Decrease) in Net Assets from Contract Transactions	(41)	-	-	(1)

Total Increase (Decrease) in Net Assets	(49)	-	-	(14)

Net Assets as of December 31, 2023:	$5,102	$-	$-	$27

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount	ProFund VP Small-Cap Value Subaccount	ProFund VP U.S. Government Plus Subaccount

Net Assets as of December 31, 2021:	$-	$56,540	$11,309	$31,975

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	123	291	372

Net Investment Income (Loss)	-	(123)	(291)	(372)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	488	3,773	-
Realized Gain (Loss) on Investments	-	(10,012)	(2,795)	(1,218)

Net Realized Capital Gains (Losses) on Investments	-	(9,524)	978	(1,218)
Net Change in Unrealized Appreciation (Depreciation)	-	2,763	(2,408)	(11,449)

Net Gain (Loss) on Investment	-	(6,761)	(1,430)	(12,667)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(6,884)	(1,721)	(13,039)

Increase (Decrease) in Net Assets from Contract Transactions	-	(47,549)	(1,319)	(1,579)

Total Increase (Decrease) in Net Assets	-	(54,433)	(3,040)	(14,618)

Net Assets as of December 31, 2022:	$-	$2,107	$8,269	$17,357

Investment Income:
Reinvested Dividends	-	-	1	675
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	32	108	271

Net Investment Income (Loss)	-	(32)	(107)	404

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	309	-
Realized Gain (Loss) on Investments	-	(37)	(23)	(1,785)

Net Realized Capital Gains (Losses) on Investments	-	(37)	286	(1,785)
Net Change in Unrealized Appreciation (Depreciation)	-	340	635	1,136

Net Gain (Loss) on Investment	-	303	921	(649)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	271	814	(245)

Increase (Decrease) in Net Assets from Contract Transactions	-	(102)	11,490	(971)

Total Increase (Decrease) in Net Assets	-	169	12,304	(1,216)

Net Assets as of December 31, 2023:	$-	$2,276	$20,573	$16,141

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	TA Aegon Bond Service Class Subaccount	TA Aegon Core Bond Service Class Subaccount

Net Assets as of December 31, 2021:	$-	$14,893	$762,692	$568,371

Investment Income:
Reinvested Dividends	-	144	16,170	10,467
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	231	10,340	7,496

Net Investment Income (Loss)	-	(87)	5,830	2,971

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	157	-	1,876
Realized Gain (Loss) on Investments	-	(93)	(18,657)	(16,141)

Net Realized Capital Gains (Losses) on Investments	-	64	(18,657)	(14,265)
Net Change in Unrealized Appreciation (Depreciation)	-	(244)	(113,348)	(64,609)

Net Gain (Loss) on Investment	-	(180)	(132,005)	(78,874)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(267)	(126,175)	(75,903)

Increase (Decrease) in Net Assets from Contract Transactions	-	(407)	(21,190)	(87,254)

Total Increase (Decrease) in Net Assets	-	(674)	(147,365)	(163,157)

Net Assets as of December 31, 2022:	$-	$14,219	$615,327	$405,214

Investment Income:
Reinvested Dividends	-	182	3,642	9,600
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	213	8,800	6,865

Net Investment Income (Loss)	-	(31)	(5,158)	2,735

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(374)	(41,232)	(4,429)

Net Realized Capital Gains (Losses) on Investments	-	(374)	(41,232)	(4,429)
Net Change in Unrealized Appreciation (Depreciation)	-	(1,070)	72,653	18,395

Net Gain (Loss) on Investment	-	(1,444)	31,421	13,966

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(1,475)	26,263	16,701

Increase (Decrease) in Net Assets from Contract Transactions	-	(2,368)	(74,685)	13,695

Total Increase (Decrease) in Net Assets	-	(3,843)	(48,422)	30,396

Net Assets as of December 31, 2023:	$-	$10,376	$566,905	$435,610

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount

Net Assets as of December 31, 2021:	$98,644	$670,046	$280,120	$559,277

Investment Income:
Reinvested Dividends	2,904	9,942	7,626	10,673
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,027	8,634	12,363	10,938

Net Investment Income (Loss)	1,877	1,308	(4,737)	(265)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	18,778	-	-
Realized Gain (Loss) on Investments	(1,907)	(19,802)	(33,358)	-

Net Realized Capital Gains (Losses) on Investments	(1,907)	(1,024)	(33,358)	-
Net Change in Unrealized Appreciation (Depreciation)	(9,888)	(87,186)	(61,828)	-

Net Gain (Loss) on Investment	(11,795)	(88,210)	(95,186)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,918)	(86,902)	(99,923)	(265)

Increase (Decrease) in Net Assets from Contract Transactions	(39,418)	(79,732)	778,186	167,344

Total Increase (Decrease) in Net Assets	(49,336)	(166,634)	678,263	167,079

Net Assets as of December 31, 2022:	$49,308	$503,412	$958,383	$726,356

Investment Income:
Reinvested Dividends	2,000	8,489	12,551	35,454
Investment Expense:
Mortality and Expense Risk and Administrative Charges	824	7,142	14,019	11,611

Net Investment Income (Loss)	1,176	1,347	(1,468)	23,843

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(1,029)	(5,995)	(33,491)	-

Net Realized Capital Gains (Losses) on Investments	(1,029)	(5,995)	(33,491)	-
Net Change in Unrealized Appreciation (Depreciation)	4,034	21,756	55,437	-

Net Gain (Loss) on Investment	3,005	15,761	21,946	-

Net Increase (Decrease) in Net Assets Resulting from Operations	4,181	17,108	20,478	23,843

Increase (Decrease) in Net Assets from Contract Transactions	(4,764)	(82,173)	(131,125)	(88,327)

Total Increase (Decrease) in Net Assets	(583)	(65,065)	(110,647)	(64,484)

Net Assets as of December 31, 2023:	$48,725	$438,347	$847,736	$661,872

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock Real Estate Securities Service Class Subaccount

Net Assets as of December 31, 2021:	$35,427	$60,873	$153,211	$119,202

Investment Income:
Reinvested Dividends	1,163	720	1,784	2,832
Investment Expense:
Mortality and Expense Risk and Administrative Charges	851	816	1,796	1,587

Net Investment Income (Loss)	312	(96)	(12)	1,245

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,924	2,470	4,658	-
Realized Gain (Loss) on Investments	(6,500)	(1,676)	2,642	(975)

Net Realized Capital Gains (Losses) on Investments	5,424	794	7,300	(975)
Net Change in Unrealized Appreciation (Depreciation)	(11,881)	(13,131)	(28,509)	(35,716)

Net Gain (Loss) on Investment	(6,457)	(12,337)	(21,209)	(36,691)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,145)	(12,433)	(21,221)	(35,446)

Increase (Decrease) in Net Assets from Contract Transactions	17,868	2,077	(27,471)	(2,300)

Total Increase (Decrease) in Net Assets	11,723	(10,356)	(48,692)	(37,746)

Net Assets as of December 31, 2022:	$47,150	$50,517	$104,519	$81,456

Investment Income:
Reinvested Dividends	14	663	2,028	4,001
Investment Expense:
Mortality and Expense Risk and Administrative Charges	316	699	1,578	1,223

Net Investment Income (Loss)	(302)	(36)	450	2,778

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,583	-
Realized Gain (Loss) on Investments	(5,754)	(2,933)	(510)	(5,098)

Net Realized Capital Gains (Losses) on Investments	(5,754)	(2,933)	1,073	(5,098)
Net Change in Unrealized Appreciation (Depreciation)	8,289	10,102	5,788	10,492

Net Gain (Loss) on Investment	2,535	7,169	6,861	5,394

Net Increase (Decrease) in Net Assets Resulting from Operations	2,233	7,133	7,311	8,172

Increase (Decrease) in Net Assets from Contract Transactions	(48,400)	(9,472)	(7,996)	(12,164)

Total Increase (Decrease) in Net Assets	(46,167)	(2,339)	(685)	(3,992)

Net Assets as of December 31, 2023:	$983	$48,178	$103,834	$77,464

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock Tactical Allocation Service Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Conservative ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount

Net Assets as of December 31, 2021:	$300,287	$216,019	$8,247	$1,354,559

Investment Income:
Reinvested Dividends	9,571	2,738	113	15,668
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,855	2,943	116	16,345

Net Investment Income (Loss)	5,716	(205)	(3)	(677)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,104	4,566	105	65,816
Realized Gain (Loss) on Investments	(483)	2,706	(36)	(5,706)

Net Realized Capital Gains (Losses) on Investments	21,621	7,272	69	60,110
Net Change in Unrealized Appreciation (Depreciation)	(79,474)	(40,020)	(1,148)	(276,163)

Net Gain (Loss) on Investment	(57,853)	(32,748)	(1,079)	(216,053)

Net Increase (Decrease) in Net Assets Resulting from Operations	(52,137)	(32,953)	(1,082)	(216,730)

Increase (Decrease) in Net Assets from Contract Transactions	(2,548)	(16,717)	(468)	(316,674)

Total Increase (Decrease) in Net Assets	(54,685)	(49,670)	(1,550)	(533,404)

Net Assets as of December 31, 2022:	$245,602	$166,349	$6,697	$821,155

Investment Income:
Reinvested Dividends	276	2,462	117	8,213
Investment Expense:
Mortality and Expense Risk and Administrative Charges	336	2,670	109	9,818

Net Investment Income (Loss)	(60)	(208)	8	(1,605)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	409	11,377	312	15,030
Realized Gain (Loss) on Investments	(44,041)	1,418	(37)	14,881

Net Realized Capital Gains (Losses) on Investments	(43,632)	12,795	275	29,911
Net Change in Unrealized Appreciation (Depreciation)	53,763	5,262	286	76,527

Net Gain (Loss) on Investment	10,131	18,057	561	106,438

Net Increase (Decrease) in Net Assets Resulting from Operations	10,071	17,849	569	104,833

Increase (Decrease) in Net Assets from Contract Transactions	(243,856)	(16,940)	(402)	(328,722)

Total Increase (Decrease) in Net Assets	(233,785)	909	167	(223,889)

Net Assets as of December 31, 2023:	$11,817	$167,258	$6,864	$597,266

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA International Focus Service Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount

Net Assets as of December 31, 2021:	$278,822	$265,867	$123,207	$4,933,396

Investment Income:
Reinvested Dividends	4,958	2,696	-	222,682
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,979	4,988	1,623	63,327

Net Investment Income (Loss)	1,979	(2,292)	(1,623)	159,355

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,666	38,278	16,032	388,392
Realized Gain (Loss) on Investments	3,475	222	87	(158,818)

Net Realized Capital Gains (Losses) on Investments	13,141	38,500	16,119	229,574
Net Change in Unrealized Appreciation (Depreciation)	(68,935)	(98,054)	(37,443)	(1,197,567)

Net Gain (Loss) on Investment	(55,794)	(59,554)	(21,324)	(967,993)

Net Increase (Decrease) in Net Assets Resulting from Operations	(53,815)	(61,846)	(22,947)	(808,638)

Increase (Decrease) in Net Assets from Contract Transactions	(62,122)	94,113	(10,534)	(742,750)

Total Increase (Decrease) in Net Assets	(115,937)	32,267	(33,481)	(1,551,388)

Net Assets as of December 31, 2022:	$162,885	$298,134	$89,726	$3,382,008

Investment Income:
Reinvested Dividends	2,252	3,492	-	68,323
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,213	4,959	1,719	53,271

Net Investment Income (Loss)	39	(1,467)	(1,719)	15,052

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	8,988	20,412	-
Realized Gain (Loss) on Investments	(2,515)	(365)	(9,555)	(152,228)

Net Realized Capital Gains (Losses) on Investments	(2,515)	8,623	10,857	(152,228)
Net Change in Unrealized Appreciation (Depreciation)	17,642	31,154	4,612	305,599

Net Gain (Loss) on Investment	15,127	39,777	15,469	153,371

Net Increase (Decrease) in Net Assets Resulting from Operations	15,166	38,310	13,750	168,423

Increase (Decrease) in Net Assets from Contract Transactions	(49,125)	(15,601)	11,957	(139,319)

Total Increase (Decrease) in Net Assets	(33,959)	22,709	25,707	29,104

Net Assets as of December 31, 2023:	$128,926	$320,843	$115,433	$3,411,112

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount

Net Assets as of December 31, 2021:	$3,570,562	$16,572,035	$29,292,618	$161,203

Investment Income:
Reinvested Dividends	157,930	684,467	1,187,119	554
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,704	214,825	364,987	2,247

Net Investment Income (Loss)	115,226	469,642	822,132	(1,693)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	557,784	1,341,944	3,219,746	16,476
Realized Gain (Loss) on Investments	(5,577)	(220,688)	(141,352)	2,876

Net Realized Capital Gains (Losses) on Investments	552,207	1,121,256	3,078,394	19,352
Net Change in Unrealized Appreciation (Depreciation)	(1,514,694)	(4,415,645)	(9,203,450)	(49,841)

Net Gain (Loss) on Investment	(962,487)	(3,294,389)	(6,125,056)	(30,489)

Net Increase (Decrease) in Net Assets Resulting from Operations	(847,261)	(2,824,747)	(5,302,924)	(32,182)

Increase (Decrease) in Net Assets from Contract Transactions	(256,165)	(1,710,134)	(3,646,459)	(4,400)

Total Increase (Decrease) in Net Assets	(1,103,426)	(4,534,881)	(8,949,383)	(36,582)

Net Assets as of December 31, 2022:	$2,467,136	$12,037,154	$20,343,235	$124,621

Investment Income:
Reinvested Dividends	37,645	207,510	334,779	744
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,910	176,359	302,454	2,159

Net Investment Income (Loss)	(1,265)	31,151	32,325	(1,415)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,246	86,710	865,869	5,994
Realized Gain (Loss) on Investments	(53,648)	(230,619)	(933,779)	3,378

Net Realized Capital Gains (Losses) on Investments	(17,402)	(143,909)	(67,910)	9,372
Net Change in Unrealized Appreciation (Depreciation)	452,097	883,898	1,877,593	21,628

Net Gain (Loss) on Investment	434,695	739,989	1,809,683	31,000

Net Increase (Decrease) in Net Assets Resulting from Operations	433,430	771,140	1,842,008	29,585

Increase (Decrease) in Net Assets from Contract Transactions	(156,109)	(1,628,651)	(3,468,590)	(16,966)

Total Increase (Decrease) in Net Assets	277,321	(857,511)	(1,626,582)	12,619

Net Assets as of December 31, 2023:	$2,744,457	$11,179,643	$18,716,653	$137,240

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan International Moderate Growth Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount

Net Assets as of December 31, 2021:	$3,718,149	$108,861	$6,581,857	$16,621

Investment Income:
Reinvested Dividends	144,807	1,296	47,345	72
Investment Expense:
Mortality and Expense Risk and Administrative Charges	46,703	1,393	81,150	191

Net Investment Income (Loss)	98,104	(97)	(33,805)	(119)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	253,873	8,814	623,986	1,210
Realized Gain (Loss) on Investments	44,581	(2,232)	88,845	(322)

Net Realized Capital Gains (Losses) on Investments	298,454	6,582	712,831	888
Net Change in Unrealized Appreciation (Depreciation)	(1,080,890)	(23,870)	(1,790,081)	(4,083)

Net Gain (Loss) on Investment	(782,436)	(17,288)	(1,077,250)	(3,195)

Net Increase (Decrease) in Net Assets Resulting from Operations	(684,332)	(17,385)	(1,111,055)	(3,314)

Increase (Decrease) in Net Assets from Contract Transactions	(411,866)	(11,885)	(881,251)	(2,131)

Total Increase (Decrease) in Net Assets	(1,096,198)	(29,270)	(1,992,306)	(5,445)

Net Assets as of December 31, 2022:	$2,621,951	$79,591	$4,589,551	$11,176

Investment Income:
Reinvested Dividends	32,694	1,304	51,218	105
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,419	1,115	65,063	151

Net Investment Income (Loss)	(4,725)	189	(13,845)	(46)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	130,999	-
Realized Gain (Loss) on Investments	(37,026)	(13,250)	73,355	(708)

Net Realized Capital Gains (Losses) on Investments	(37,026)	(13,250)	204,354	(708)
Net Change in Unrealized Appreciation (Depreciation)	195,630	16,625	475,936	1,644

Net Gain (Loss) on Investment	158,604	3,375	680,290	936

Net Increase (Decrease) in Net Assets Resulting from Operations	153,879	3,564	666,445	890

Increase (Decrease) in Net Assets from Contract Transactions	(568,420)	(22,588)	(1,355,429)	(2,149)

Total Increase (Decrease) in Net Assets	(414,541)	(19,024)	(688,984)	(1,259)

Net Assets as of December 31, 2023:	$2,207,410	$60,567	$3,900,567	$9,917

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount

Net Assets as of December 31, 2021:	$36,375	$24,332	$762,011	$696,999

Investment Income:
Reinvested Dividends	322	-	2,033	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	557	344	10,311	9,167

Net Investment Income (Loss)	(235)	(344)	(8,278)	(9,167)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,767	2,747	95,904	208,451
Realized Gain (Loss) on Investments	(320)	(377)	23,443	(34,891)

Net Realized Capital Gains (Losses) on Investments	1,447	2,370	119,347	173,560
Net Change in Unrealized Appreciation (Depreciation)	(7,864)	(6,671)	(181,465)	(331,384)

Net Gain (Loss) on Investment	(6,417)	(4,301)	(62,118)	(157,824)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,652)	(4,645)	(70,396)	(166,991)

Increase (Decrease) in Net Assets from Contract Transactions	(1,865)	(1,511)	(126,294)	(29,732)

Total Increase (Decrease) in Net Assets	(8,517)	(6,156)	(196,690)	(196,723)

Net Assets as of December 31, 2022:	$27,858	$18,176	$565,321	$500,276

Investment Income:
Reinvested Dividends	-	161	4,457	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	290	304	8,885	8,946

Net Investment Income (Loss)	(290)	(143)	(4,428)	(8,946)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	54,492	25,188
Realized Gain (Loss) on Investments	(4,876)	(743)	(7,657)	(16,257)

Net Realized Capital Gains (Losses) on Investments	(4,876)	(743)	46,835	8,931
Net Change in Unrealized Appreciation (Depreciation)	6,309	2,981	11,292	91,413

Net Gain (Loss) on Investment	1,433	2,238	58,127	100,344

Net Increase (Decrease) in Net Assets Resulting from Operations	1,143	2,095	53,699	91,398

Increase (Decrease) in Net Assets from Contract Transactions	(29,001)	(3,432)	(48,914)	(15,964)

Total Increase (Decrease) in Net Assets	(27,858)	(1,337)	4,785	75,434

Net Assets as of December 31, 2023:	$-	$16,839	$570,106	$575,710

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$1,612,743

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,240

Net Investment Income (Loss)	(19,240)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	204,608
Realized Gain (Loss) on Investments	40,002

Net Realized Capital Gains (Losses) on Investments	244,610
Net Change in Unrealized Appreciation (Depreciation)	(728,349)

Net Gain (Loss) on Investment	(483,739)

Net Increase (Decrease) in Net Assets Resulting from Operations	(502,979)

Increase (Decrease) in Net Assets from Contract Transactions	(113,528)

Total Increase (Decrease) in Net Assets	(616,507)

Net Assets as of December 31, 2022:	$996,236

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,553

Net Investment Income (Loss)	(21,553)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,452
Realized Gain (Loss) on Investments	15,880

Net Realized Capital Gains (Losses) on Investments	57,332
Net Change in Unrealized Appreciation (Depreciation)	392,517

Net Gain (Loss) on Investment	449,849

Net Increase (Decrease) in Net Assets Resulting from Operations	428,296

Increase (Decrease) in Net Assets from Contract Transactions	145,095

Total Increase (Decrease) in Net Assets	573,391

Net Assets as of December 31, 2023:	$1,569,627

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2023

1. Organization

Separate Account VA V (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Multiple Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2

Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares

Profunds	Profunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Bull	ProFund VP Bull
ProFund VP Communication Services	ProFund VP Communication Services
ProFund VP Consumer Discretionary	ProFund VP Consumer Discretionary
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Energy	ProFund VP Energy
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Materials	ProFund VP Materials
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly

ProFund VP Communication Services	ProFund VP Telecommunications
ProFund VP Consumer Discretionary	ProFund VP Consumer Services
ProFund VP Energy	ProFund VP Oil & Gas
ProFund VP Materials	ProFund VP Basic Materials
TA BlackRock Real Estate Securities Service Class	TA BlackRock Global Real Estate Securities Service Class

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount

TA WMC US Growth Service Class	TA Morgan Stanley Capital Growth Service Class

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$3,399	$3,418

Fidelity® VIP Index 500 Service Class 2	23,488	140,021

Franklin Allocation Class 4 Shares	5,889	20,315

ProFund Access VP High Yield	390	1,056

ProFund VP Asia 30	9,288	14,902

ProFund VP Bull	32,544	9,653

ProFund VP Communication Services	48	2,026

ProFund VP Consumer Discretionary	15,325	18,599

ProFund VP Emerging Markets	8,831	17,759

ProFund VP Energy	908	24,756

ProFund VP Europe 30	25,656	26,289

ProFund VP Falling U.S. Dollar	-	473

ProFund VP Financials	783	3,463

ProFund VP Government Money Market	11,422	11,904

ProFund VP International	14,729	27,748

ProFund VP Japan	14,437	26,207

ProFund VP Materials	155	35,971

ProFund VP Mid-Cap	8,828	8,290

ProFund VP NASDAQ-100	21,463	25,499

ProFund VP Pharmaceuticals	43	1,795

ProFund VP Precious Metals	-	124

ProFund VP Short Emerging Markets	-	-

ProFund VP Short International	-	-

ProFund VP Short NASDAQ-100	-	1

ProFund VP Short Small-Cap	-	-

ProFund VP Small-Cap	-	134

ProFund VP Small-Cap Value	13,689	1,995

ProFund VP U.S. Government Plus	675	1,243

ProFund VP UltraSmall-Cap	-	-

ProFund VP Utilities	2,881	5,278

TA Aegon Bond Service Class	90,130	169,974

TA Aegon Core Bond Service Class	35,408	18,980

TA Aegon High Yield Bond Service Class	18,944	22,532

TA Aegon Sustainable Equity Income Service Class	35,113	115,939

TA Aegon U.S. Government Securities Service Class	118,680	251,275

TA BlackRock Government Money Market Service Class	879,163	943,612

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	$14	$48,717

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	1,013	10,522

TA BlackRock iShares Edge 40 Service Class	3,619	9,582

TA BlackRock Real Estate Securities Service Class	5,144	14,530

TA BlackRock Tactical Allocation Service Class	685	244,193

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	14,202	19,973

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	429	512

TA Goldman Sachs Managed Risk - Growth ETF Service Class	23,791	339,086

TA International Focus Service Class	5,793	54,878

TA Janus Balanced Service Class	23,131	31,212

TA Janus Mid-Cap Growth Service Class	64,656	34,009

TA JPMorgan Asset Allocation - Conservative Service Class	439,619	563,879

TA JPMorgan Asset Allocation - Growth Service Class	132,885	253,987

TA JPMorgan Asset Allocation - Moderate Service Class	308,020	1,818,803

TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,312,008	3,882,321

TA JPMorgan Enhanced Index Service Class	29,123	41,505

TA JPMorgan International Moderate Growth Service Class	85,526	658,668

TA JPMorgan Tactical Allocation Service Class	15,134	37,534

TA Multi-Managed Balanced Service Class	195,117	1,433,398

TA PIMCO Tactical - Balanced Service Class	105	2,301

TA PIMCO Tactical - Conservative Service Class	1	29,291

TA PIMCO Tactical - Growth Service Class	161	3,736

TA Small/Mid Cap Value Service Class	69,748	68,596

TA T. Rowe Price Small Cap Service Class	60,558	60,277

TA WMC US Growth Service Class	294,909	129,919

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	331	(1,280)	(949)	477	(1,055)	(578)

Fidelity® VIP Index 500 Service Class 2	1,748	(32,962)	(31,214)	2,651	(21,609)	(18,958)

Franklin Allocation Class 4 Shares	-	(7,453)	(7,453)	4,401	(137,273)	(132,872)

ProFund Access VP High Yield	-	(557)	(557)	-	(527)	(527)

ProFund VP Asia 30	11,191	(18,065)	(6,874)	10,966	(17,190)	(6,224)

ProFund VP Bull	-	(2,894)	(2,894)	-	(1,667)	(1,667)

ProFund VP Communication Services	-	(1,753)	(1,753)	59	(4,384)	(4,325)

ProFund VP Consumer Discretionary	1,716	(5,331)	(3,615)	-	(8,244)	(8,244)

ProFund VP Emerging Markets	11,542	(23,150)	(11,608)	13,225	(24,410)	(11,185)

ProFund VP Energy	-	(22,865)	(22,865)	-	(880)	(880)

ProFund VP Europe 30	26,917	(27,465)	(548)	10,977	(22,837)	(11,860)

ProFund VP Falling U.S. Dollar	-	(871)	(871)	-	(224)	(224)

ProFund VP Financials	37	(2,695)	(2,658)	3,327	(22,593)	(19,266)

ProFund VP Government Money Market	-	(9,120)	(9,120)	83,865	(5,510)	78,355

ProFund VP International	18,292	(34,894)	(16,602)	14,297	(3,243)	11,054

ProFund VP Japan	11,931	(22,421)	(10,490)	21,251	(10,761)	10,490

ProFund VP Materials	-	(21,351)	(21,351)	1,587	(1,283)	304

ProFund VP Mid-Cap	4,222	(4,172)	50	7,195	(35,078)	(27,883)

ProFund VP NASDAQ-100	4,522	(5,271)	(749)	3,480	(15,226)	(11,746)

ProFund VP Pharmaceuticals	-	(879)	(879)	-	(2)	(2)

ProFund VP Precious Metals	-	(76)	(76)	-	(628)	(628)

ProFund VP Short Emerging Markets	-	-	-	-	-	-

ProFund VP Short International	-	-	-	-	-	-

ProFund VP Short NASDAQ-100	-	(7)	(7)	-	(6)	(6)

ProFund VP Short Small-Cap	-	-	-	-	-	-

ProFund VP Small-Cap	-	(61)	(61)	-	(26,352)	(26,352)

ProFund VP Small-Cap Value	6,436	(990)	5,446	22,108	(22,963)	(855)

ProFund VP U.S. Government Plus	-	(846)	(846)	-	(867)	(867)

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

ProFund VP UltraSmall-Cap	-	-	-	-	-	-

ProFund VP Utilities	1,442	(2,838)	(1,396)	-	(207)	(207)

TA Aegon Bond Service Class	64,858	(121,466)	(56,608)	73,442	(89,416)	(15,974)

TA Aegon Core Bond Service Class	19,022	(9,454)	9,568	24,813	(87,332)	(62,519)

TA Aegon High Yield Bond Service Class	7,735	(10,186)	(2,451)	1,443	(19,643)	(18,200)

TA Aegon Sustainable Equity Income Service Class	11,495	(48,042)	(36,547)	15,104	(48,222)	(33,118)

TA Aegon U.S. Government Securities Service Class	96,939	(209,860)	(112,921)	762,796	(130,122)	632,674

TA BlackRock Government Money Market Service Class	910,837	(1,003,063)	(92,226)	456,109	(274,180)	181,929

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	(40,404)	(40,404)	65,828	(50,832)	14,996

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	288	(8,047)	(7,759)	7,590	(6,311)	1,279

TA BlackRock iShares Edge 40 Service Class	7	(5,262)	(5,255)	48	(16,498)	(16,450)

TA BlackRock Real Estate Securities Service Class	558	(6,365)	(5,807)	3,639	(5,048)	(1,409)

TA BlackRock Tactical Allocation Service Class	-	(191,516)	(191,516)	-	(1,867)	(1,867)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	259	(12,316)	(12,057)	399	(12,240)	(11,841)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	-	(300)	(300)	-	(352)	(352)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	363	(204,264)	(203,901)	10,505	(226,376)	(215,871)

TA International Focus Service Class	2,639	(39,214)	(36,575)	1,885	(46,113)	(44,228)

TA Janus Balanced Service Class	5,655	(13,986)	(8,331)	48,732	(2,887)	45,845

TA Janus Mid-Cap Growth Service Class	11,892	(8,885)	3,007	2,455	(5,617)	(3,162)

TA JPMorgan Asset Allocation - Conservative Service Class	235,864	(322,547)	(86,683)	112,778	(566,836)	(454,058)

TA JPMorgan Asset Allocation - Growth Service Class	23,389	(86,540)	(63,151)	15,253	(121,807)	(106,554)

TA JPMorgan Asset Allocation - Moderate Service Class	9,216	(845,475)	(836,259)	122,435	(1,437,290)	(1,314,855)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	25,115	(1,672,708)	(1,647,593)	293,755	(1,944,647)	(1,650,892)

TA JPMorgan Enhanced Index Service Class	5,807	(10,169)	(4,362)	1,829	(3,259)	(1,430)

TA JPMorgan International Moderate Growth Service Class	18,686	(510,216)	(491,530)	61,634	(404,452)	(342,818)

TA JPMorgan Tactical Allocation Service Class	10,290	(27,542)	(17,252)	9,554	(18,327)	(8,773)

TA Multi-Managed Balanced Service Class	5,228	(443,417)	(438,189)	38,191	(306,667)	(268,476)

TA PIMCO Tactical - Balanced Service Class	-	(1,819)	(1,819)	-	(1,733)	(1,733)

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA PIMCO Tactical - Conservative Service Class	-	(26,690)	(26,690)	-	(1,611)	(1,611)

TA PIMCO Tactical - Growth Service Class	-	(2,744)	(2,744)	-	(1,255)	(1,255)

TA Small/Mid Cap Value Service Class	2,286	(13,361)	(11,075)	7,770	(35,212)	(27,442)

TA T. Rowe Price Small Cap Service Class	8,562	(12,825)	(4,263)	7,182	(15,332)	(8,150)

TA WMC US Growth Service Class	62,917	(25,804)	37,113	778	(26,438)	(25,660)

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$691	$(2,704)	$(2,013)	$1,025	$(2,508)	$(1,483)

Fidelity® VIP Index 500 Service Class 2	7,054	(127,495)	(120,441)	10,369	(85,880)	(75,511)

Franklin Allocation Class 4 Shares	-	(16,865)	(16,865)	8,902	(286,472)	(277,570)

ProFund Access VP High Yield	-	(929)	(929)	-	(861)	(861)

ProFund VP Asia 30	9,235	(14,863)	(5,628)	9,583	(15,882)	(6,299)

ProFund VP Bull	-	(6,525)	(6,525)	-	(3,627)	(3,627)

ProFund VP Communication Services	-	(1,951)	(1,951)	65	(4,911)	(4,846)

ProFund VP Consumer Discretionary	5,113	(15,217)	(10,104)	-	(21,853)	(21,853)

ProFund VP Emerging Markets	8,598	(17,547)	(8,949)	9,629	(19,415)	(9,786)

ProFund VP Energy	-	(24,032)	(24,032)	-	(957)	(957)

ProFund VP Europe 30	25,633	(26,236)	(603)	10,664	(21,785)	(11,121)

ProFund VP Falling U.S. Dollar	-	(417)	(417)	-	(110)	(110)

ProFund VP Financials	48	(3,214)	(3,166)	4,690	(30,556)	(25,866)

ProFund VP Government Money Market	-	(7,342)	(7,342)	69,833	(4,403)	65,430

ProFund VP International	14,729	(27,578)	(12,849)	10,590	(2,365)	8,225

ProFund VP Japan	14,436	(26,154)	(11,718)	22,031	(11,072)	10,959

ProFund VP Materials	-	(35,281)	(35,281)	2,486	(2,118)	368

ProFund VP Mid-Cap	8,829	(8,169)	660	14,766	(74,023)	(59,257)

ProFund VP NASDAQ-100	21,280	(25,023)	(3,743)	16,787	(78,274)	(61,487)

ProFund VP Pharmaceuticals	-	(1,774)	(1,774)	-	(3)	(3)

ProFund VP Precious Metals	-	(41)	(41)	-	(374)	(374)

ProFund VP Short Emerging Markets	-	-	-	-	-	-

ProFund VP Short International	-	-	-	-	-	-

ProFund VP Short NASDAQ-100	-	(1)	(1)	-	(1)	(1)

ProFund VP Short Small-Cap	-	-	-	-	-	-

ProFund VP Small-Cap	-	(102)	(102)	-	(47,549)	(47,549)

ProFund VP Small-Cap Value	13,379	(1,889)	11,490	43,814	(45,133)	(1,319)

ProFund VP U.S. Government Plus	-	(971)	(971)	-	(1,579)	(1,579)

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

ProFund VP UltraSmall-Cap	$-	$-	$-	$-	$-	$-

ProFund VP Utilities	2,699	(5,067)	(2,368)	-	(407)	(407)

TA Aegon Bond Service Class	86,844	(161,529)	(74,685)	103,774	(124,964)	(21,190)

TA Aegon Core Bond Service Class	26,076	(12,381)	13,695	35,245	(122,499)	(87,254)

TA Aegon High Yield Bond Service Class	16,944	(21,708)	(4,764)	3,009	(42,427)	(39,418)

TA Aegon Sustainable Equity Income Service Class	26,779	(108,952)	(82,173)	33,595	(113,327)	(79,732)

TA Aegon U.S. Government Securities Service Class	106,598	(237,723)	(131,125)	931,335	(153,149)	778,186

TA BlackRock Government Money Market Service Class	843,764	(932,091)	(88,327)	415,195	(247,851)	167,344

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	(48,400)	(48,400)	79,376	(61,508)	17,868

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	360	(9,832)	(9,472)	10,367	(8,290)	2,077

TA BlackRock iShares Edge 40 Service Class	11	(8,007)	(7,996)	77	(27,548)	(27,471)

TA BlackRock Real Estate Securities Service Class	1,157	(13,321)	(12,164)	10,223	(12,523)	(2,300)

TA BlackRock Tactical Allocation Service Class	-	(243,856)	(243,856)	-	(2,548)	(2,548)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	374	(17,314)	(16,940)	585	(17,302)	(16,717)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	-	(402)	(402)	-	(468)	(468)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	557	(329,279)	(328,722)	15,574	(332,248)	(316,674)

TA International Focus Service Class	3,558	(52,683)	(49,125)	2,465	(64,587)	(62,122)

TA Janus Balanced Service Class	10,651	(26,252)	(15,601)	99,345	(5,232)	94,113

TA Janus Mid-Cap Growth Service Class	44,276	(32,319)	11,957	9,640	(20,174)	(10,534)

TA JPMorgan Asset Allocation - Conservative Service Class	372,128	(511,447)	(139,319)	184,689	(927,439)	(742,750)

TA JPMorgan Asset Allocation - Growth Service Class	60,486	(216,595)	(156,109)	39,218	(295,383)	(256,165)

TA JPMorgan Asset Allocation - Moderate Service Class	17,216	(1,645,867)	(1,628,651)	1,046,753	(2,756,887)	(1,710,134)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	119,896	(3,588,486)	(3,468,590)	672,447	(4,318,906)	(3,646,459)

TA JPMorgan Enhanced Index Service Class	22,387	(39,353)	(16,966)	7,242	(11,642)	(4,400)

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan International Moderate Growth Service Class	$54,473	$(622,893)	$(568,420)	$105,779	$(517,645)	$(411,866)

TA JPMorgan Tactical Allocation Service Class	13,865	(36,453)	(22,588)	13,667	(25,552)	(11,885)

TA Multi-Managed Balanced Service Class	15,785	(1,371,214)	(1,355,429)	133,258	(1,014,509)	(881,251)

TA PIMCO Tactical - Balanced Service Class	-	(2,149)	(2,149)	-	(2,131)	(2,131)

TA PIMCO Tactical - Conservative Service Class	-	(29,001)	(29,001)	-	(1,865)	(1,865)

TA PIMCO Tactical - Growth Service Class	-	(3,432)	(3,432)	-	(1,511)	(1,511)

TA Small/Mid Cap Value Service Class	10,886	(59,800)	(48,914)	37,589	(163,883)	(126,294)

TA T. Rowe Price Small Cap Service Class	35,476	(51,440)	(15,964)	27,962	(57,694)	(29,732)

TA WMC US Growth Service Class	253,823	(108,728)	145,095	3,168	(116,696)	(113,528)

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Hedged Allocation Class B Shares
12/31/2023	21,219	$12.91	to	$11.85	$48,031	0.90%	1.45%	to	2.70%	11.05%	to	9.71%
12/31/2022	22,168	11.62	to	10.80	45,286	3.07	1.45	to	2.70	(20.32)	to	(21.29)
12/31/2021	22,746	14.59	to	13.73	58,443	0.26	1.45	to	2.70	11.74	to	10.38
12/31/2020	23,854	13.06	to	12.43	54,971	2.09	1.45	to	2.70	7.69	to	6.38
12/31/2019	31,437	12.12	to	11.69	67,072	2.34	1.45	to	2.70	16.51	to	15.10
Fidelity® VIP Index 500 Service Class 2
12/31/2023	179,508	21.28	to	19.53	760,439	1.20	1.25	to	2.50	24.33	to	22.82
12/31/2022	210,722	17.11	to	15.90	721,553	1.20	1.25	to	2.50	(19.42)	to	(20.41)
12/31/2021	229,680	21.24	to	19.98	982,990	1.05	1.25	to	2.50	26.67	to	25.13
12/31/2020	223,999	16.77	to	15.97	759,285	1.59	1.25	to	2.50	16.49	to	15.07
12/31/2019	217,877	14.39	to	13.88	635,981	1.74	1.25	to	2.50	29.40	to	27.83
Franklin Allocation Class 4 Shares
12/31/2023	84,221	12.97	to	11.90	203,412	1.32	1.40	to	2.65	13.05	to	11.67
12/31/2022	91,674	11.47	to	10.66	196,513	1.65	1.40	to	2.65	(17.35)	to	(18.35)
12/31/2021	224,546	13.88	to	13.06	584,091	1.61	1.40	to	2.65	10.00	to	8.66
12/31/2020	252,827	12.62	to	12.02	599,874	1.38	1.40	to	2.65	10.21	to	8.87
12/31/2019	294,118	11.45	to	11.04	635,376	3.33	1.40	to	2.65	17.91	to	16.48
ProFund Access VP High Yield
12/31/2023	4,383	10.87	to	9.98	7,689	5.04	1.25	to	2.50	9.07	to	7.74
12/31/2022	4,940	9.97	to	9.26	7,981	3.11	1.25	to	2.50	(9.10)	to	(10.21)
12/31/2021	5,467	10.97	to	10.32	9,758	2.41	1.25	to	2.50	(0.97)	to	(2.17)
12/31/2020	6,702	11.08	to	10.55	12,172	5.43	1.25	to	2.50	(1.30)	to	(2.50)
12/31/2019	7,132	11.22	to	10.82	13,174	4.59	1.25	to	2.50	11.04	to	9.69
ProFund VP Asia 30
12/31/2023	1,092	10.68	to	9.80	899	0.05	1.25	to	2.50	3.03	to	1.78
12/31/2022	7,966	10.36	to	9.63	6,381	0.32	1.25	to	2.50	(25.36)	to	(26.27)
12/31/2021	14,190	13.88	to	13.06	15,252	-	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2020	15,669	17.25	to	16.43	20,990	0.83	1.25	to	2.50	33.88	to	32.24
12/31/2019	24,710	12.89	to	12.42	24,805	0.19	1.25	to	2.50	24.75	to	23.22
ProFund VP Bull
12/31/2023	84,423	19.01	to	17.45	203,907	-	1.25	to	2.50	22.22	to	20.73
12/31/2022	87,317	15.55	to	14.45	173,340	-	1.25	to	2.50	(20.73)	to	(21.69)
12/31/2021	88,984	19.62	to	18.45	223,843	-	1.25	to	2.50	24.77	to	23.25
12/31/2020	90,587	15.72	to	14.97	183,446	0.09	1.25	to	2.50	14.60	to	13.20
12/31/2019	93,122	13.72	to	13.23	165,315	0.26	1.25	to	2.50	27.29	to	25.74
ProFund VP Communication Services
12/31/2023	3,144	10.91	to	10.01	3,723	1.06	1.25	to	2.50	30.19	to	28.61
12/31/2022	4,897	8.38	to	7.79	4,474	1.67	1.25	to	2.50	(22.19)	to	(23.14)
12/31/2021	9,222	10.77	to	10.13	11,015	1.24	1.25	to	2.50	16.95	to	15.53
12/31/2020	12,329	9.21	to	8.77	12,708	1.02	1.25	to	2.50	1.88	to	0.63
12/31/2019	17,330	9.04	to	8.71	17,639	2.66	1.25	to	2.50	13.35	to	11.97
ProFund VP Consumer Discretionary
12/31/2023	68,894	17.17	to	15.76	219,961	-	1.25	to	2.50	30.43	to	28.85
12/31/2022	72,509	13.16	to	12.23	178,277	-	1.25	to	2.50	(32.38)	to	(33.20)
12/31/2021	80,753	19.46	to	18.31	294,907	-	1.25	to	2.50	8.87	to	7.54
12/31/2020	84,118	17.88	to	17.02	283,422	-	1.25	to	2.50	26.76	to	25.22
12/31/2019	90,942	14.10	to	13.60	242,801	-	1.25	to	2.50	23.10	to	21.60

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Emerging Markets
12/31/2023	14,696	$12.59	to	$11.55	$11,570	1.76%	1.25%	to	2.50%	13.89%	to	12.51%
12/31/2022	26,304	11.05	to	10.27	18,414	0.58	1.25	to	2.50	(17.23)	to	(18.23)
12/31/2021	37,489	13.35	to	12.56	31,703	-	1.25	to	2.50	(19.03)	to	(20.01)
12/31/2020	44,095	16.49	to	15.70	46,276	0.57	1.25	to	2.50	25.16	to	23.63
12/31/2019	53,715	13.18	to	12.70	45,232	0.42	1.25	to	2.50	22.70	to	21.20
ProFund VP Energy
12/31/2023	36,492	11.77	to	10.80	38,132	1.99	1.25	to	2.50	(3.70)	to	(4.87)
12/31/2022	59,357	12.22	to	11.35	64,196	1.05	1.25	to	2.50	57.47	to	55.55
12/31/2021	60,237	7.76	to	7.30	41,533	1.79	1.25	to	2.50	50.06	to	48.23
12/31/2020	62,339	5.17	to	4.92	28,769	2.52	1.25	to	2.50	(35.27)	to	(36.06)
12/31/2019	63,291	7.99	to	7.70	45,296	1.33	1.25	to	2.50	7.18	to	5.87
ProFund VP Europe 30
12/31/2023	766	13.39	to	12.29	794	0.67	1.25	to	2.50	16.02	to	14.61
12/31/2022	1,314	11.54	to	10.72	1,177	1.25	1.25	to	2.50	(8.90)	to	(10.01)
12/31/2021	13,174	12.67	to	11.92	12,987	0.81	1.25	to	2.50	22.99	to	21.49
12/31/2020	13,918	10.30	to	9.81	11,183	2.32	1.25	to	2.50	(10.35)	to	(11.45)
12/31/2019	6,632	11.49	to	11.08	5,959	2.59	1.25	to	2.50	16.33	to	14.91
ProFund VP Falling U.S. Dollar
12/31/2023	6,680	8.29	to	7.60	3,296	-	1.25	to	2.50	1.97	to	0.73
12/31/2022	7,551	8.13	to	7.55	3,661	-	1.25	to	2.50	(9.89)	to	(10.98)
12/31/2021	7,775	9.02	to	8.48	4,197	-	1.25	to	2.50	(9.17)	to	(10.28)
12/31/2020	11,172	9.93	to	9.45	6,645	0.39	1.25	to	2.50	3.51	to	2.25
12/31/2019	12,496	9.59	to	9.24	7,216	0.05	1.25	to	2.50	(3.55)	to	(4.72)
ProFund VP Financials
12/31/2023	10,779	15.32	to	14.06	13,910	0.49	1.25	to	2.50	12.48	to	11.12
12/31/2022	13,437	13.62	to	12.66	15,482	0.07	1.25	to	2.50	(16.19)	to	(17.21)
12/31/2021	32,703	16.25	to	15.29	46,001	0.40	1.25	to	2.50	28.50	to	26.93
12/31/2020	15,253	12.65	to	12.04	16,473	0.69	1.25	to	2.50	(2.98)	to	(4.17)
12/31/2019	15,978	13.04	to	12.57	17,865	0.32	1.25	to	2.50	28.66	to	27.09
ProFund VP Government Money Market
12/31/2023	336,367	9.77	to	8.97	281,520	4.07	1.25	to	2.50	2.87	to	1.61
12/31/2022	345,487	9.50	to	8.83	282,023	1.15	1.25	to	2.50	(0.20)	to	(1.42)
12/31/2021	267,132	9.52	to	8.95	217,768	0.01	1.25	to	2.50	(1.22)	to	(2.43)
12/31/2020	272,698	9.64	to	9.18	226,023	0.04	1.25	to	2.50	(1.19)	to	(2.40)
12/31/2019	262,664	9.75	to	9.40	221,519	0.78	1.25	to	2.50	(0.47)	to	(1.69)
ProFund VP International
12/31/2023	7,944	12.15	to	11.15	6,694	-	1.25	to	2.50	14.13	to	12.74
12/31/2022	24,546	10.65	to	9.89	18,078	-	1.25	to	2.50	(17.48)	to	(18.48)
12/31/2021	13,492	12.90	to	12.14	12,098	-	1.25	to	2.50	7.48	to	6.17
12/31/2020	17,737	12.00	to	11.43	14,811	0.51	1.25	to	2.50	3.60	to	2.34
12/31/2019	18,036	11.59	to	11.17	14,569	0.22	1.25	to	2.50	17.80	to	16.36
ProFund VP Japan
12/31/2023	-	16.30	to	14.97	-	-	1.25	to	2.50	32.86	to	31.24
12/31/2022	10,490	12.27	to	11.40	10,360	-	1.25	to	2.50	(11.03)	to	(12.12)
12/31/2021	-	13.79	to	12.98	-	-	1.25	to	2.50	2.61	to	1.36
12/31/2020	-	13.44	to	12.80	-	-	1.25	to	2.50	14.50	to	13.11
12/31/2019	-	11.74	to	11.32	-	-	1.25	to	2.50	18.52	to	17.07
ProFund VP Materials
12/31/2023	19,590	15.95	to	14.64	34,687	0.36	1.25	to	2.50	10.99	to	9.64
12/31/2022	40,941	14.37	to	13.36	64,712	0.17	1.25	to	2.50	(10.26)	to	(11.35)
12/31/2021	40,637	16.02	to	15.07	71,909	0.29	1.25	to	2.50	24.08	to	22.57
12/31/2020	41,602	12.91	to	12.29	59,541	0.67	1.25	to	2.50	15.05	to	13.64
12/31/2019	42,861	11.22	to	10.82	53,508	0.34	1.25	to	2.50	16.27	to	14.85

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Mid-Cap
12/31/2023	4,988	$14.37	to	$13.19	$11,002	-%	1.25%	to	2.50%	12.43%	to	11.06%
12/31/2022	4,938	12.79	to	11.88	9,713	-	1.25	to	2.50	(15.97)	to	(16.99)
12/31/2021	32,821	15.21	to	14.31	76,814	-	1.25	to	2.50	20.70	to	19.23
12/31/2020	8,379	12.60	to	12.00	16,334	1.21	1.25	to	2.50	9.39	to	8.06
12/31/2019	9,305	11.52	to	11.11	16,631	0.16	1.25	to	2.50	22.00	to	20.51
ProFund VP NASDAQ-100
12/31/2023	6,010	28.87	to	26.50	34,824	-	1.25	to	2.50	50.30	to	48.48
12/31/2022	6,759	19.21	to	17.85	26,104	-	1.25	to	2.50	(34.73)	to	(35.52)
12/31/2021	18,505	29.43	to	27.68	109,655	-	1.25	to	2.50	23.26	to	21.76
12/31/2020	6,992	23.87	to	22.73	33,662	-	1.25	to	2.50	43.77	to	42.02
12/31/2019	13,338	16.60	to	16.01	44,340	-	1.25	to	2.50	35.01	to	33.37
ProFund VP Pharmaceuticals
12/31/2023	-	11.81	to	10.84	-	0.76	1.25	to	2.50	(6.66)	to	(7.79)
12/31/2022	879	12.65	to	11.75	1,834	0.08	1.25	to	2.50	(7.29)	to	(8.42)
12/31/2021	881	13.64	to	12.83	1,990	0.27	1.25	to	2.50	9.83	to	8.49
12/31/2020	882	12.42	to	11.83	1,822	0.11	1.25	to	2.50	11.12	to	9.77
12/31/2019	912	11.18	to	10.78	1,705	0.29	1.25	to	2.50	12.63	to	11.26
ProFund VP Precious Metals
12/31/2023	9,784	11.95	to	10.97	5,102	-	1.25	to	2.50	0.23	to	(0.99)
12/31/2022	9,860	11.93	to	11.08	5,151	-	1.25	to	2.50	(12.12)	to	(13.19)
12/31/2021	10,488	13.57	to	12.76	6,258	-	1.25	to	2.50	(10.06)	to	(11.16)
12/31/2020	11,436	15.09	to	14.37	7,615	0.16	1.25	to	2.50	22.57	to	21.08
12/31/2019	44,655	12.31	to	11.87	24,368	0.03	1.25	to	2.50	44.18	to	42.42
ProFund VP Short Emerging Markets
12/31/2023	-	4.27	to	3.92	-	-	1.25	to	2.50	(12.86)	to	(13.92)
12/31/2022	-	4.90	to	4.55	-	-	1.25	to	2.50	5.38	to	4.10
12/31/2021	-	4.65	to	4.37	-	-	1.25	to	2.50	8.60	to	7.27
12/31/2020	-	4.28	to	4.07	-	-	1.25	to	2.50	(32.60)	to	(33.42)
12/31/2019	-	6.35	to	6.12	-	-	1.25	to	2.50	(21.97)	to	(22.92)
ProFund VP Short International
12/31/2023	-	5.13	to	4.71	-	-	1.25	to	2.50	(11.40)	to	(12.48)
12/31/2022	-	5.79	to	5.38	-	-	1.25	to	2.50	11.07	to	9.72
12/31/2021	-	5.21	to	4.90	-	-	1.25	to	2.50	(14.47)	to	(15.51)
12/31/2020	-	6.09	to	5.80	-	-	1.25	to	2.50	(17.97)	to	(18.97)
12/31/2019	-	7.43	to	7.16	-	-	1.25	to	2.50	(18.44)	to	(19.43)
ProFund VP Short NASDAQ-100
12/31/2023	776	1.90	to	1.75	27	-	1.25	to	2.50	(33.24)	to	(34.05)
12/31/2022	783	2.85	to	2.65	41	-	1.25	to	2.50	33.40	to	31.78
12/31/2021	789	2.14	to	2.01	31	-	1.25	to	2.50	(26.05)	to	(26.96)
12/31/2020	795	2.89	to	2.75	43	0.08	1.25	to	2.50	(43.48)	to	(44.17)
12/31/2019	1,592	5.11	to	4.93	152	0.14	1.25	to	2.50	(28.94)	to	(29.81)
ProFund VP Short Small-Cap
12/31/2023	-	4.07	to	3.74	-	-	1.25	to	2.50	(11.97)	to	(13.04)
12/31/2022	-	4.62	to	4.30	-	-	1.25	to	2.50	16.36	to	14.95
12/31/2021	-	3.97	to	3.74	-	-	1.25	to	2.50	(20.05)	to	(21.03)
12/31/2020	-	4.97	to	4.73	-	-	1.25	to	2.50	(32.81)	to	(33.63)
12/31/2019	-	7.40	to	7.13	-	-	1.25	to	2.50	(21.76)	to	(22.72)
ProFund VP Small-Cap
12/31/2023	1,284	12.87	to	11.82	2,276	-	1.25	to	2.50	13.49	to	12.11
12/31/2022	1,345	11.34	to	10.54	2,107	-	1.25	to	2.50	(22.81)	to	(23.75)
12/31/2021	27,697	14.70	to	13.82	56,540	-	1.25	to	2.50	11.49	to	10.13
12/31/2020	187	13.18	to	12.55	333	0.06	1.25	to	2.50	15.61	to	14.20
12/31/2019	198	11.40	to	10.99	307	-	1.25	to	2.50	22.08	to	20.59

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Small-Cap Value
12/31/2023	9,826	$13.25	to	$12.16	$20,573	0.02%	1.25%	to	2.50%	11.55%	to	10.19%
12/31/2022	4,380	11.87	to	11.03	8,269	-	1.25	to	2.50	(13.49)	to	(14.55)
12/31/2021	5,235	13.73	to	12.91	11,309	0.10	1.25	to	2.50	26.97	to	25.42
12/31/2020	14,410	10.81	to	10.29	24,697	0.02	1.25	to	2.50	(0.19)	to	(1.40)
12/31/2019	12,036	10.83	to	10.44	20,695	-	1.25	to	2.50	21.05	to	19.57
ProFund VP U.S. Government Plus
12/31/2023	14,615	7.31	to	6.71	16,141	4.20	1.25	to	2.50	(1.19)	to	(2.39)
12/31/2022	15,461	7.40	to	6.88	17,357	-	1.25	to	2.50	(42.42)	to	(43.12)
12/31/2021	16,328	12.85	to	12.09	31,975	-	1.25	to	2.50	(8.23)	to	(9.35)
12/31/2020	49,583	14.00	to	13.34	106,278	0.02	1.25	to	2.50	19.20	to	17.75
12/31/2019	18,224	11.75	to	11.33	32,915	0.83	1.25	to	2.50	16.76	to	15.34
ProFund VP UltraSmall-Cap
12/31/2023	-	11.69	to	10.73	-	-	1.25	to	2.50	20.92	to	19.45
12/31/2022	-	9.67	to	8.99	-	-	1.25	to	2.50	(44.38)	to	(45.06)
12/31/2021	-	17.39	to	16.36	-	-	1.25	to	2.50	21.78	to	20.30
12/31/2020	-	14.28	to	13.60	-	-	1.25	to	2.50	14.95	to	13.55
12/31/2019	-	12.42	to	11.97	-	-	1.25	to	2.50	45.51	to	43.74
ProFund VP Utilities
12/31/2023	5,885	13.16	to	12.08	10,376	1.35	1.25	to	2.50	(9.72)	to	(10.82)
12/31/2022	7,281	14.57	to	13.54	14,219	0.99	1.25	to	2.50	(1.48)	to	(2.68)
12/31/2021	7,488	14.79	to	13.91	14,893	1.34	1.25	to	2.50	13.98	to	12.59
12/31/2020	11,295	12.98	to	12.36	19,892	1.54	1.25	to	2.50	(3.60)	to	(4.78)
12/31/2019	20,283	13.46	to	12.98	37,344	1.49	1.25	to	2.50	21.36	to	19.88
TA Aegon Bond Service Class
12/31/2023	414,995	9.86	to	9.05	566,905	0.62	1.25	to	2.50	4.88	to	3.60
12/31/2022	471,603	9.40	to	8.73	615,327	2.36	1.25	to	2.50	(16.13)	to	(17.15)
12/31/2021	487,577	11.20	to	10.54	762,692	1.25	1.25	to	2.50	(2.29)	to	(3.48)
12/31/2020	561,804	11.47	to	10.92	899,692	4.07	1.25	to	2.50	6.08	to	4.79
12/31/2019	605,344	10.81	to	10.42	918,415	2.19	1.25	to	2.50	6.88	to	5.58
TA Aegon Core Bond Service Class
12/31/2023	319,935	9.98	to	9.16	435,610	2.27	1.25	to	2.50	4.48	to	3.21
12/31/2022	310,367	9.55	to	8.88	405,214	2.29	1.25	to	2.50	(14.07)	to	(15.11)
12/31/2021	372,886	11.12	to	10.46	568,371	2.33	1.25	to	2.50	(2.49)	to	(3.67)
12/31/2020	409,375	11.40	to	10.85	643,829	3.23	1.25	to	2.50	5.84	to	4.55
12/31/2019	488,690	10.77	to	10.38	729,087	3.00	1.25	to	2.50	6.92	to	5.61
TA Aegon High Yield Bond Service Class
12/31/2023	23,471	11.83	to	10.86	48,725	4.14	1.25	to	2.50	9.51	to	8.17
12/31/2022	25,922	10.80	to	10.04	49,308	4.75	1.25	to	2.50	(12.55)	to	(13.61)
12/31/2021	44,122	12.35	to	11.62	98,644	4.86	1.25	to	2.50	4.94	to	3.66
12/31/2020	40,141	11.77	to	11.21	85,203	6.32	1.25	to	2.50	3.39	to	2.12
12/31/2019	50,059	11.38	to	10.97	103,726	5.88	1.25	to	2.50	12.57	to	11.19
TA Aegon Sustainable Equity Income Service Class
12/31/2023	184,009	12.04	to	11.05	438,347	1.89	1.25	to	2.50	4.70	to	3.43
12/31/2022	220,556	11.50	to	10.68	503,412	1.84	1.25	to	2.50	(12.93)	to	(13.99)
12/31/2021	253,674	13.20	to	12.42	670,046	1.76	1.25	to	2.50	20.61	to	19.14
12/31/2020	326,756	10.95	to	10.42	718,006	2.75	1.25	to	2.50	(8.73)	to	(9.84)
12/31/2019	404,938	11.99	to	11.56	977,241	2.21	1.25	to	2.50	22.05	to	20.56
TA Aegon U.S. Government Securities Service Class
12/31/2023	728,398	9.50	to	8.72	847,736	1.42	1.25	to	2.50	2.41	to	1.16
12/31/2022	841,319	9.28	to	8.62	958,383	0.97	1.25	to	2.50	(14.36)	to	(15.41)
12/31/2021	208,645	10.84	to	10.19	280,120	1.24	1.25	to	2.50	(3.74)	to	(4.91)
12/31/2020	658,203	11.26	to	10.72	909,556	1.44	1.25	to	2.50	7.32	to	6.01
12/31/2019	538,913	10.49	to	10.11	704,248	1.57	1.25	to	2.50	5.04	to	3.75

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Government Money Market Service Class
12/31/2023	706,272	$10.01	to	$9.19	$661,872	4.57%	1.25%	to	2.50%	3.38%	to	2.12%
12/31/2022	798,498	9.68	to	8.99	726,356	1.47	1.25	to	2.50	0.16	to	(1.06)
12/31/2021	616,569	9.67	to	9.09	559,277	0.00	1.25	to	2.50	(1.23)	to	(2.44)
12/31/2020	518,577	9.79	to	9.32	476,247	0.25	1.25	to	2.50	(0.99)	to	(2.20)
12/31/2019	585,425	9.88	to	9.53	544,619	1.72	1.25	to	2.50	0.46	to	(0.76)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2023	777	11.53	to	10.58	983	0.08	1.25	to	2.50	8.60	to	7.28
12/31/2022	41,181	10.62	to	9.87	47,150	2.25	1.25	to	2.50	(16.33)	to	(17.35)
12/31/2021	26,185	12.69	to	11.94	35,427	0.97	1.25	to	2.50	4.44	to	3.16
12/31/2020	37,915	12.15	to	11.57	49,388	2.07	1.25	to	2.50	5.34	to	4.05
12/31/2019	29,023	11.54	to	11.12	36,107	1.97	1.25	to	2.50	9.86	to	8.52
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2023	35,872	11.56	to	10.61	48,178	1.41	1.25	to	2.50	16.17	to	14.76
12/31/2022	43,631	9.95	to	9.25	50,517	1.31	1.25	to	2.50	(19.32)	to	(20.30)
12/31/2021	42,352	12.33	to	11.60	60,873	0.54	1.25	to	2.50	6.29	to	5.00
12/31/2020	47,454	11.60	to	11.05	64,334	1.83	1.25	to	2.50	(3.29)	to	(4.47)
12/31/2019	51,636	12.00	to	11.57	72,568	1.65	1.25	to	2.50	9.98	to	8.64
TA BlackRock iShares Edge 40 Service Class
12/31/2023	65,351	11.86	to	10.89	103,834	2.02	1.25	to	2.50	7.72	to	6.41
12/31/2022	70,606	11.01	to	10.23	104,519	1.57	1.25	to	2.50	(15.49)	to	(16.52)
12/31/2021	87,056	13.03	to	12.25	153,211	1.49	1.25	to	2.50	4.47	to	3.20
12/31/2020	100,230	12.47	to	11.87	169,105	2.23	1.25	to	2.50	8.10	to	6.78
12/31/2019	110,858	11.54	to	11.12	173,720	2.03	1.25	to	2.50	13.68	to	12.30
TA BlackRock Real Estate Securities Service Class
12/31/2023	34,950	11.41	to	10.48	77,464	5.35	1.25	to	2.50	11.75	to	10.39
12/31/2022	40,757	10.21	to	9.49	81,456	2.91	1.25	to	2.50	(29.27)	to	(30.13)
12/31/2021	42,166	14.44	to	13.58	119,202	2.13	1.25	to	2.50	24.30	to	22.78
12/31/2020	48,536	11.62	to	11.06	111,141	11.00	1.25	to	2.50	(1.74)	to	(2.94)
12/31/2019	92,886	11.82	to	11.40	218,422	0.54	1.25	to	2.50	23.34	to	21.84
TA BlackRock Tactical Allocation Service Class
12/31/2023	8,480	13.35	to	12.25	11,817	1.41	1.25	to	2.50	13.47	to	12.09
12/31/2022	199,996	11.76	to	10.93	245,602	3.69	1.25	to	2.50	(17.24)	to	(18.25)
12/31/2021	201,863	14.21	to	13.37	300,287	2.49	1.25	to	2.50	6.30	to	5.01
12/31/2020	202,001	13.37	to	12.73	283,364	1.75	1.25	to	2.50	11.79	to	10.43
12/31/2019	202,160	11.96	to	11.53	254,300	2.19	1.25	to	2.50	15.61	to	14.20
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2023	111,870	12.58	to	11.55	167,258	1.49	1.25	to	2.50	11.81	to	10.45
12/31/2022	123,927	11.25	to	10.46	166,349	1.50	1.25	to	2.50	(15.32)	to	(16.35)
12/31/2021	135,768	13.29	to	12.50	216,019	1.15	1.25	to	2.50	8.00	to	6.69
12/31/2020	175,020	12.31	to	11.72	259,131	1.45	1.25	to	2.50	2.90	to	1.65
12/31/2019	335,987	11.96	to	11.53	488,199	1.95	1.25	to	2.50	14.22	to	12.83
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2023	4,868	11.51	to	10.56	6,864	1.75	1.25	to	2.50	9.23	to	7.90
12/31/2022	5,168	10.53	to	9.79	6,697	1.59	1.25	to	2.50	(12.92)	to	(13.98)
12/31/2021	5,520	12.10	to	11.38	8,247	1.55	1.25	to	2.50	1.49	to	0.25
12/31/2020	5,848	11.92	to	11.35	8,642	2.19	1.25	to	2.50	3.62	to	2.35
12/31/2019	6,237	11.50	to	11.09	8,931	2.04	1.25	to	2.50	10.81	to	9.45
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2023	344,472	14.20	to	13.04	597,266	1.25	1.25	to	2.50	16.23	to	14.82
12/31/2022	548,373	12.22	to	11.36	821,155	1.44	1.25	to	2.50	(15.57)	to	(16.60)
12/31/2021	764,244	14.48	to	13.62	1,354,559	0.89	1.25	to	2.50	12.64	to	11.26
12/31/2020	829,256	12.85	to	12.24	1,308,105	1.92	1.25	to	2.50	2.93	to	1.67
12/31/2019	1,070,844	12.49	to	12.04	1,645,311	1.73	1.25	to	2.50	17.94	to	16.50

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA International Focus Service Class
12/31/2023	91,789	$14.40	to	$13.22	$128,926	1.64%	1.25%	to	2.50%	10.89%	to	9.54%
12/31/2022	128,364	12.99	to	12.07	162,885	2.71	1.25	to	2.50	(21.28)	to	(22.24)
12/31/2021	172,592	16.49	to	15.52	278,822	1.04	1.25	to	2.50	9.26	to	7.93
12/31/2020	195,409	15.10	to	14.38	290,262	2.10	1.25	to	2.50	19.10	to	17.64
12/31/2019	210,466	12.68	to	12.22	263,357	1.11	1.25	to	2.50	25.83	to	24.30
TA Janus Balanced Service Class
12/31/2023	164,362	16.27	to	14.93	320,843	1.13	1.25	to	2.50	13.60	to	12.22
12/31/2022	172,693	14.32	to	13.31	298,134	0.87	1.25	to	2.50	(17.79)	to	(18.79)
12/31/2021	126,848	17.42	to	16.39	265,867	1.28	1.25	to	2.50	14.02	to	12.63
12/31/2020	47,093	15.28	to	14.55	87,130	1.55	1.25	to	2.50	12.90	to	11.53
12/31/2019	88,309	13.54	to	13.05	146,299	1.37	1.25	to	2.50	20.27	to	18.80
TA Janus Mid-Cap Growth Service Class
12/31/2023	29,311	21.03	to	19.30	115,433	-	1.25	to	2.50	15.36	to	13.96
12/31/2022	26,304	18.23	to	16.93	89,726	-	1.25	to	2.50	(17.96)	to	(18.96)
12/31/2021	29,466	22.22	to	20.90	123,207	0.10	1.25	to	2.50	15.55	to	14.14
12/31/2020	39,014	19.23	to	18.31	142,071	0.04	1.25	to	2.50	17.46	to	16.03
12/31/2019	68,488	16.37	to	15.78	212,432	-	1.25	to	2.50	34.65	to	33.00
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2023	2,054,269	11.80	to	10.83	3,411,112	1.99	1.25	to	2.50	5.51	to	4.23
12/31/2022	2,140,952	11.19	to	10.39	3,382,008	5.48	1.25	to	2.50	(16.65)	to	(17.66)
12/31/2021	2,595,010	13.42	to	12.62	4,933,396	2.18	1.25	to	2.50	4.32	to	3.05
12/31/2020	2,960,562	12.86	to	12.25	5,407,969	2.25	1.25	to	2.50	9.87	to	8.53
12/31/2019	3,167,021	11.71	to	11.29	5,286,069	2.07	1.25	to	2.50	12.15	to	10.78
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2023	973,277	17.36	to	15.93	2,744,457	1.47	1.25	to	2.50	18.53	to	17.09
12/31/2022	1,036,428	14.65	to	13.61	2,467,136	5.66	1.25	to	2.50	(23.69)	to	(24.62)
12/31/2021	1,142,982	19.19	to	18.05	3,570,562	1.53	1.25	to	2.50	17.88	to	16.44
12/31/2020	1,073,129	16.28	to	15.50	2,858,361	1.45	1.25	to	2.50	22.82	to	21.33
12/31/2019	1,060,914	13.26	to	12.78	2,309,205	1.48	1.25	to	2.50	24.31	to	22.79
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2023	5,398,991	12.93	to	11.86	11,179,643	1.83	1.25	to	2.50	7.52	to	6.21
12/31/2022	6,235,250	12.02	to	11.17	12,037,154	4.99	1.25	to	2.50	(17.28)	to	(18.29)
12/31/2021	7,550,105	14.54	to	13.67	16,572,035	1.66	1.25	to	2.50	7.59	to	6.28
12/31/2020	9,086,979	13.51	to	12.86	18,646,489	1.97	1.25	to	2.50	10.89	to	9.54
12/31/2019	10,215,903	12.18	to	11.74	18,931,295	1.92	1.25	to	2.50	14.74	to	13.34
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2023	8,208,217	14.47	to	13.28	18,716,653	1.73	1.25	to	2.50	10.55	to	9.21
12/31/2022	9,855,810	13.09	to	12.16	20,343,235	5.07	1.25	to	2.50	(18.55)	to	(19.54)
12/31/2021	11,506,702	16.06	to	15.11	29,292,618	1.96	1.25	to	2.50	12.30	to	10.93
12/31/2020	13,046,399	14.30	to	13.62	29,648,493	1.81	1.25	to	2.50	13.25	to	11.87
12/31/2019	15,742,445	12.63	to	12.18	31,723,334	1.93	1.25	to	2.50	18.31	to	16.87
TA JPMorgan Enhanced Index Service Class
12/31/2023	32,793	21.59	to	19.82	137,240	0.56	1.25	to	2.50	25.82	to	24.29
12/31/2022	37,155	17.16	to	15.95	124,621	0.40	1.25	to	2.50	(19.55)	to	(20.53)
12/31/2021	38,585	21.33	to	20.06	161,203	0.61	1.25	to	2.50	28.19	to	26.62
12/31/2020	41,250	16.64	to	15.85	133,951	1.27	1.25	to	2.50	18.38	to	16.94
12/31/2019	48,483	14.06	to	13.55	133,084	0.89	1.25	to	2.50	29.08	to	27.50
TA JPMorgan International Moderate Growth Service Class
12/31/2023	1,700,234	12.81	to	11.75	2,207,410	1.35	1.25	to	2.50	7.36	to	6.06
12/31/2022	2,191,764	11.93	to	11.08	2,621,951	4.79	1.25	to	2.50	(18.44)	to	(19.43)
12/31/2021	2,534,582	14.63	to	13.76	3,718,149	1.29	1.25	to	2.50	7.66	to	6.35
12/31/2020	2,802,504	13.58	to	12.94	3,797,792	2.50	1.25	to	2.50	13.13	to	11.75
12/31/2019	3,201,964	12.01	to	11.58	3,845,626	2.00	1.25	to	2.50	16.16	to	14.74

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Tactical Allocation Service Class
12/31/2023	42,787	$11.60	to	$10.65	$60,567	1.79%	1.25%	to	2.50%	7.23%	to	5.93%
12/31/2022	60,039	10.82	to	10.05	79,591	1.42	1.25	to	2.50	(16.07)	to	(17.10)
12/31/2021	68,812	12.89	to	12.13	108,861	1.32	1.25	to	2.50	3.34	to	2.08
12/31/2020	52,928	12.47	to	11.88	80,664	1.98	1.25	to	2.50	10.72	to	9.37
12/31/2019	102,262	11.27	to	10.86	141,032	2.00	1.25	to	2.50	10.53	to	9.18
TA Multi-Managed Balanced Service Class
-12/31/2023	1,179,377	16.13	to	14.80	3,900,567	1.21	1.25	to	2.50	16.98	to	15.56
12/31/2022	1,617,566	13.78	to	12.81	4,589,551	0.90	1.25	to	2.50	(17.52)	to	(18.52)
12/31/2021	1,886,042	16.71	to	15.72	6,581,857	0.94	1.25	to	2.50	15.35	to	13.94
12/31/2020	2,114,545	14.49	to	13.80	6,306,813	1.35	1.25	to	2.50	14.18	to	12.78
12/31/2019	2,409,699	12.69	to	12.23	6,310,101	1.55	1.25	to	2.50	20.00	to	18.53
TA PIMCO Tactical - Balanced Service Class
12/31/2023	7,936	11.71	to	10.75	9,917	1.01	1.25	to	2.50	9.29	to	7.96
12/31/2022	9,755	10.72	to	9.96	11,176	0.55	1.25	to	2.50	(20.64)	to	(21.61)
12/31/2021	11,488	13.50	to	12.70	16,621	-	1.25	to	2.50	5.08	to	3.80
12/31/2020	13,766	12.85	to	12.24	18,995	3.32	1.25	to	2.50	7.51	to	6.20
12/31/2019	16,463	11.95	to	11.52	21,171	0.17	1.25	to	2.50	18.20	to	16.76
TA PIMCO Tactical - Conservative Service Class
12/31/2023	-	11.39	to	10.46	-	-	1.25	to	2.50	5.91	to	4.63
12/31/2022	26,690	10.76	to	10.00	27,858	1.06	1.25	to	2.50	(18.31)	to	(19.31)
12/31/2021	28,301	13.17	to	12.39	36,375	1.02	1.25	to	2.50	2.92	to	1.67
12/31/2020	29,874	12.80	to	12.18	37,527	1.43	1.25	to	2.50	8.54	to	7.21
12/31/2019	31,444	11.79	to	11.37	36,609	0.08	1.25	to	2.50	16.11	to	14.70
TA PIMCO Tactical - Growth Service Class
12/31/2023	13,052	13.03	to	11.96	16,839	0.88	1.25	to	2.50	12.54	to	11.17
12/31/2022	15,796	11.58	to	10.76	18,176	-	1.25	to	2.50	(19.04)	to	(20.02)
12/31/2021	17,051	14.30	to	13.45	24,332	-	1.25	to	2.50	7.86	to	6.55
12/31/2020	18,235	13.26	to	12.63	24,224	1.09	1.25	to	2.50	7.74	to	6.43
12/31/2019	1,687	12.31	to	11.86	2,127	-	1.25	to	2.50	20.05	to	18.59
TA Small/Mid Cap Value Service Class
12/31/2023	116,539	15.56	to	14.29	570,106	0.81	1.25	to	2.50	10.77	to	9.42
12/31/2022	127,614	14.05	to	13.06	565,321	0.32	1.25	to	2.50	(9.66)	to	(10.76)
12/31/2021	155,056	15.55	to	14.63	762,011	0.49	1.25	to	2.50	26.24	to	24.70
12/31/2020	162,337	12.32	to	11.73	634,714	0.93	1.25	to	2.50	2.46	to	1.21
12/31/2019	239,758	12.02	to	11.59	919,399	0.70	1.25	to	2.50	23.40	to	21.89
TA T. Rowe Price Small Cap Service Class
12/31/2023	130,540	17.23	to	15.81	575,710	-	1.25	to	2.50	19.39	to	17.94
12/31/2022	134,803	14.43	to	13.41	500,276	-	1.25	to	2.50	(23.55)	to	(24.48)
12/31/2021	142,953	18.87	to	17.75	696,999	-	1.25	to	2.50	9.71	to	8.37
12/31/2020	155,667	17.20	to	16.38	696,071	-	1.25	to	2.50	21.78	to	20.30
12/31/2019	193,018	14.13	to	13.62	711,211	-	1.25	to	2.50	30.76	to	29.16
TA WMC US Growth Service Class
12/31/2023	324,643	25.94	to	23.81	1,569,627	-	1.25	to	2.50	39.98	to	38.28
12/31/2022	287,530	18.53	to	17.22	996,236	-	1.25	to	2.50	(32.36)	to	(33.18)
12/31/2021	313,190	27.40	to	25.77	1,612,743	-	1.25	to	2.50	18.89	to	17.44
12/31/2020	307,664	23.04	to	21.94	1,336,823	-	1.25	to	2.50	35.25	to	33.60
12/31/2019	392,731	17.04	to	16.43	1,268,353	-	1.25	to	2.50	37.95	to	36.27

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%
Franklin Allocation Class 4 Shares	0.15%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.